Other Payables and Accrued Liabilities	12 Months Ended
Jun. 30, 2024
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

(11) Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	As of June 30,
	2024	2023
Contract liabilities	63,005	117,128
Salaries payables	1,103,108	849,386
Other payables	951,364	434,017
Other accruals	567,079	704,497
Total	2,684,556	2,105,028

The revenue recognized from contract liabilities to the Company’s operations was $27,611, $71,103 and $33,259 during the years ended June 30, 2024, 2023 and 2022, respectively.